Note 14 - Revenue (Narrative) (Q2) (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Distributor 1 | Revenue
Concentration risk	86.00%		18.00%	33.00%
Distributor 1 | Accounts Receivable
Concentration risk	72.00%	49.00%	0.00%	24.00%
Distributor 2 | Revenue
Concentration risk			15.00%	23.00%
Distributor 2 | Accounts Receivable
Concentration risk		0.00%	0.00%	60.00%
Distributor 3 | Revenue
Concentration risk			12.00%	11.00%
Distributor 3 | Accounts Receivable
Concentration risk		25.00%	22.00%	7.70%
Three Distributors | Revenue
Concentration risk		72.00%